Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues and contract liabilities	$ 400	$ 301
Total Deferred revenue and contract liabilities	$ 400	$ 301